ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
ACQUIRED INTANGIBLE ASSETS, NET
11.	ACQUIRED INTANGIBLE ASSETS, NET

The gross carrying amount, accumulated amortization and net carrying amount of the intangible assets were as follows:

	As of December 31,
	2013	2014
Intangible assets:
Domain name, trademarks and online licenses	$25,001	$122
Operating platforms and technology	1,264	363
Game license, webgame cooperation agreement and content copyright	5,278	5,668
User generated content	1,395	-
Customer and broadcasters relationship	793	-
Login users and registered user list	635	169
Non-compete agreement	195	-
	$34,561	$6,322
Less: Accumulated amortization
Operating platforms and technology	$(936)	$(363)
Game license, webgame cooperation agreement and content copyright	(3,773)	(3,669)
User generated content	(931)	-
Customer and broadcasters relationship	(582)	-
Login users and registered user list	(575)	(169)
Non-compete agreement	(159)	-
	$(6,956)	$(4,201)
Less: Accumulated impairment
Domain name, trademarks and online licenses	$-	$(121)
Game license, webgame cooperation agreement and content copyright	(208)	(1,998)
	$(208)	$(2,119)
Intangible asset, net	$27,397	$2

Impairment loss from continuing operations were $nil, $208 and $1,925, and from discontinued operations were $nil, $nil and $13,536, respectively for the years ended December 31, 2012, 2013 and 2014. Out of the impairment loss from continuing operations of $1,925 for the year ended December 31, 2014, $1,211 was included in restructuring cost due to an online game's internal restructuring and $714 was disclosed as the impairment of intangible assets.

Amortization expenses from continuing operations were $332, $558 and $666 and from discontinued operations were $1,873, $1,060 and $477 for the years ended December 31, 2012, 2013 and 2014, respectively.

As stated in Note 13, on September 30, 2014, the Company performed an interim impairment test on Goodwill. To get the implied fair value of goodwill, the Company allocated the fair value of Renren reporting unit to each of the assets and liabilities in this reporting unit, including indefinite-lived intangible assets. As a result, the indefinite-lived intangible assets was reduced from $24,536 to $11,000, which was determined using discounted cash flow ("DCF") method of the income approach applying assumptions including financial forecast developed by the Company for the planning purpose, terminal growth rate of 3%, discount rate of 19% and annual risk free rate of 4%.

In subsequent, due to the disposition of Qianjun Technology on December 1, 2014 (see Note 4.3), the intangible assets including both indefinite-lived and definite-lived intangible assets, which are in associated with Qianjun Technology and its online video business were disposed of with a total gross amount of $28,778, accumulated amortization of $3,733 and accumulated impairment loss of $13,536, representing a net intangible assets of $11,509.